Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

September 30, 2019

VIPOVRS-QTLY-1119
1.808774.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Australia - 0.3%
Insurance Australia Group Ltd.	199,579	$1,064,176
Lovisa Holdings Ltd. (a)	78,400	677,855
National Storage (REIT) unit	863,700	1,046,403
realestate.com.au Ltd.	15,145	1,106,238

TOTAL AUSTRALIA		3,894,672

Austria - 0.6%
Andritz AG	9,757	398,799
Erste Group Bank AG	244,800	8,095,312
Mayr-Melnhof Karton AG	9,500	1,143,140

TOTAL AUSTRIA		9,637,251

Bailiwick of Jersey - 1.5%
Experian PLC	471,400	15,064,061
Glencore Xstrata PLC	392,700	1,183,421
Sanne Group PLC	1,105,926	7,383,667

TOTAL BAILIWICK OF JERSEY		23,631,149

Belgium - 1.2%
KBC Groep NV	288,268	18,732,467
Bermuda - 2.2%
Credicorp Ltd. (United States)	37,900	7,899,876
Hiscox Ltd.	528,300	10,782,883
Hongkong Land Holdings Ltd.	131,800	740,716
IHS Markit Ltd. (b)	218,472	14,611,407
SmarTone Telecommunications Holdings Ltd.	1,049,000	911,452

TOTAL BERMUDA		34,946,334

Brazil - 0.5%
IRB Brasil Resseguros SA	891,900	8,084,081
Canada - 1.0%
Constellation Software, Inc.	15,770	15,749,765
Cayman Islands - 0.3%
SITC International Holdings Co. Ltd.	1,974,000	2,035,026
Value Partners Group Ltd.	2,224,000	1,120,839
ZTO Express (Cayman), Inc. sponsored ADR	78,600	1,676,538

TOTAL CAYMAN ISLANDS		4,832,403

China - 0.2%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	185,600	1,487,739
Yunnan Baiyao Group Co. Ltd. (A Shares)	113,900	1,211,761

TOTAL CHINA		2,699,500

Denmark - 1.6%
A.P. Moller - Maersk A/S Series A	923	984,990
DSV A/S	164,500	15,652,830
Netcompany Group A/S (b)(c)	146,281	5,834,199
Scandinavian Tobacco Group A/S (c)	114,571	1,340,574
Vestas Wind Systems A/S	12,600	978,209

TOTAL DENMARK		24,790,802

Finland - 0.2%
Nokian Tyres PLC	51,600	1,455,528
UPM-Kymmene Corp.	47,600	1,407,030

TOTAL FINLAND		2,862,558

France - 10.4%
Altarea SCA	5,044	1,039,067
ALTEN	79,970	9,134,714
Amundi SA (c)	114,110	7,959,948
Capgemini SA	140,200	16,518,868
Danone SA	217,200	19,131,349
Edenred SA	179,061	8,593,227
Elior SA (c)	233,100	3,097,081
Essilor International SA	63,200	9,110,020
LVMH Moet Hennessy Louis Vuitton SE	63,533	25,207,341
Natixis SA	434,900	1,803,643
Sanofi SA	238,414	22,084,956
SR Teleperformance SA	73,600	15,955,822
Total SA	444,507	23,199,823

TOTAL FRANCE		162,835,859

Germany - 6.8%
adidas AG	57,164	17,797,681
Axel Springer SE (b)	35,972	2,470,084
Bayer AG	128,053	9,021,728
Bertrandt AG	23,982	1,080,855
Deutsche Borse AG	90,200	14,067,506
Deutsche Post AG	332,881	11,118,731
Hannover Reuck SE	82,600	13,963,633
Instone Real Estate Group BV (b)(c)	56,500	1,177,451
JOST Werke AG (c)	23,700	680,668
SAP SE	207,263	24,389,336
Scout24 AG (c)	12,300	701,154
Vonovia SE	194,400	9,863,306

TOTAL GERMANY		106,332,133

Hong Kong - 1.7%
AIA Group Ltd.	2,655,900	25,047,925
Dah Sing Banking Group Ltd.	778,400	1,046,779
Dah Sing Financial Holdings Ltd.	311,600	1,152,940

TOTAL HONG KONG		27,247,644

India - 0.5%
HDFC Bank Ltd.	389,400	6,765,787
Shriram Transport Finance Co. Ltd.	89,500	1,356,848

TOTAL INDIA		8,122,635

Indonesia - 0.5%
PT Astra International Tbk	4,009,300	1,864,134
PT Bank Rakyat Indonesia Tbk	19,041,000	5,526,518

TOTAL INDONESIA		7,390,652

Ireland - 2.7%
DCC PLC (United Kingdom)	150,650	13,144,042
Irish Residential Properties REIT PLC	541,800	1,014,539
Kerry Group PLC Class A	124,300	14,537,088
Kingspan Group PLC (Ireland)	129,320	6,314,665
United Drug PLC (United Kingdom)	798,412	7,367,565

TOTAL IRELAND		42,377,899

Italy - 1.5%
FinecoBank SpA	833,800	8,826,269
Recordati SpA	334,300	14,341,614

TOTAL ITALY		23,167,883

Japan - 16.4%
A/S One Corp.	9,200	763,648
AEON Financial Service Co. Ltd.	85,900	1,298,791
Arata Corp.	33,900	1,249,189
Daiichikosho Co. Ltd.	16,880	781,445
Elecom Co. Ltd.	119,900	4,713,184
GMO Internet, Inc.	110,240	1,910,163
Hoya Corp.	289,900	23,743,659
Iriso Electronics Co. Ltd.	134,300	6,488,277
Kao Corp.	192,400	14,271,643
Keyence Corp.	29,456	18,335,067
KH Neochem Co. Ltd.	339,100	7,431,403
Koshidaka Holdings Co. Ltd.	213,300	3,400,049
Miroku Jyoho Service Co., Ltd.	193,010	5,294,869
Nabtesco Corp.	64,800	2,028,437
Nakanishi, Inc.	43,320	684,658
Nitori Holdings Co. Ltd.	74,520	10,935,782
NOF Corp.	242,800	8,040,348
Olympus Corp.	858,300	11,628,155
Oracle Corp. Japan	80,900	7,052,553
ORIX Corp.	788,330	11,792,629
Otsuka Corp.	238,800	9,557,144
PALTAC Corp.	105,800	5,198,263
Paramount Bed Holdings Co. Ltd.	30,100	1,099,795
Persol Holdings Co., Ltd.	368,900	7,011,632
Recruit Holdings Co. Ltd.	390,460	11,929,921
Relo Group, Inc.	217,800	5,365,287
Renesas Electronics Corp. (b)	192,900	1,264,114
S Foods, Inc.	173,600	4,807,249
Shiseido Co. Ltd.	160,200	12,857,518
SMC Corp.	34,900	15,001,003
Subaru Corp.	82,800	2,341,593
Sundrug Co. Ltd.	38,540	1,216,067
Suzuki Motor Corp.	166,300	7,084,269
Tsuruha Holdings, Inc.	110,200	12,034,237
USS Co. Ltd.	443,327	8,633,562
Welcia Holdings Co. Ltd.	180,020	9,097,959
Zozo, Inc.	78,000	1,806,796

TOTAL JAPAN		258,150,358

Kenya - 0.3%
Safaricom Ltd.	19,310,400	5,113,491
Korea (South) - 0.2%
LG Chemical Ltd.	14,585	3,642,844
Luxembourg - 0.3%
Eurofins Scientific SA	9,455	4,394,255
Malta - 0.1%
Kambi Group PLC (b)	92,400	1,540,305
Mexico - 0.2%
Grupo Financiero Banorte S.A.B. de CV Series O	694,100	3,730,779
Netherlands - 8.7%
ASML Holding NV (Netherlands)	87,400	21,676,372
ASR Nederland NV	41,500	1,532,039
Grandvision NV (c)	276,300	8,275,690
Heineken NV (Bearer)	178,700	19,313,796
IMCD Group BV	182,910	13,526,763
Intertrust NV (c)	81,554	1,594,683
Koninklijke Philips Electronics NV	404,120	18,674,009
Prosus NV (b)	42,500	3,119,846
QIAGEN NV (Germany) (b)	193,600	6,338,870
Unilever NV	491,600	29,519,304
Wolters Kluwer NV	172,500	12,593,337

TOTAL NETHERLANDS		136,164,709

New Zealand - 0.5%
EBOS Group Ltd.	481,736	7,541,577
Norway - 1.9%
Adevinta ASA:
Class A (b)	323,100	3,743,246
Class B	253,922	2,936,208
Equinor ASA	685,000	13,029,656
Schibsted ASA:
(A Shares)	270,400	7,998,180
(B Shares)	29,022	813,464
Skandiabanken ASA (c)	118,472	855,563

TOTAL NORWAY		29,376,317

South Africa - 0.4%
Naspers Ltd. Class N	42,500	6,434,892
Spain - 1.0%
Amadeus IT Holding SA Class A	158,867	11,379,884
Prosegur Cash SA (c)	3,283,600	4,717,069

TOTAL SPAIN		16,096,953

Sweden - 4.4%
Addlife AB	250,591	6,567,671
AddTech AB (B Shares)	199,207	5,180,489
ASSA ABLOY AB (B Shares)	526,800	11,711,378
EQT AB (b)	542,033	4,816,272
Essity AB Class B	44,660	1,303,408
Hexagon AB (B Shares)	220,300	10,621,074
HEXPOL AB (B Shares)	117,030	898,169
Indutrade AB	398,490	11,172,560
Securitas AB (B Shares)	76,200	1,167,300
Svenska Handelsbanken AB (A Shares)	1,164,700	10,895,866
Swedbank AB (A Shares)	168,100	2,419,712
Swedish Match Co. AB	22,700	938,757
Telefonaktiebolaget LM Ericsson (B Shares)	239,300	1,911,130

TOTAL SWEDEN		69,603,786

Switzerland - 8.1%
Alcon, Inc. (b)	205,600	11,984,424
Julius Baer Group Ltd.	281,310	12,459,478
Lonza Group AG	44,290	14,972,643
Nestle SA (Reg. S)	109,300	11,854,081
Roche Holding AG (participation certificate)	135,125	39,343,622
Sika AG	86,423	12,642,411
Sonova Holding AG Class B	39,220	9,116,818
Swiss Re Ltd.	140,200	14,623,336

TOTAL SWITZERLAND		126,996,813

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,133,600	10,061,135
United Kingdom - 14.5%
Aggreko PLC	125,400	1,280,974
AstraZeneca PLC (United Kingdom)	29,900	2,669,745
Beazley PLC	1,307,100	9,996,441
BP PLC	549,763	3,480,420
Cineworld Group PLC	2,675,800	7,501,268
Close Brothers Group PLC	41,590	720,520
Compass Group PLC	705,201	18,146,746
Cranswick PLC	206,641	7,490,144
Dechra Pharmaceuticals PLC	158,930	5,409,015
Diageo PLC	654,100	26,720,200
Diploma PLC	471,420	9,639,321
Hilton Food Group PLC	392,469	4,796,649
InterContinental Hotel Group PLC	234,120	14,610,355
Intertek Group PLC	167,010	11,248,917
James Fisher and Sons PLC	191,830	4,847,017
John Wood Group PLC	92,760	433,288
JTC PLC (c)	529,100	2,283,448
Keywords Studios PLC	71,400	1,006,950
Lloyds Banking Group PLC	3,253,278	2,156,664
London Stock Exchange Group PLC	182,080	16,350,735
Mondi PLC	341,100	6,534,244
Prudential PLC	946,805	17,157,277
RELX PLC (London Stock Exchange)	459,000	10,906,324
Rentokil Initial PLC	2,008,800	11,554,286
Rightmove PLC	149,200	1,010,069
Rolls-Royce Holdings PLC	130,522	1,268,262
Rotork PLC	1,013,932	3,883,408
Sabre Insurance Group PLC (c)	556,141	2,017,219
Spectris PLC	44,540	1,338,436
St. James's Place Capital PLC	115,950	1,396,295
Standard Life PLC	462,616	1,625,658
The Weir Group PLC	36,698	643,214
Ultra Electronics Holdings PLC	234,400	5,827,536
Unilever PLC	43,800	2,632,466
Victrex PLC	223,214	5,922,691
Volution Group PLC	1,942,395	4,012,297

TOTAL UNITED KINGDOM		228,518,499

United States of America - 5.3%
Alphabet, Inc. Class C (b)	5,972	7,279,868
Becton, Dickinson & Co.	35,900	9,081,264
Boston Scientific Corp. (b)	224,700	9,143,043
Global Payments, Inc.	62,826	9,989,334
International Flavors & Fragrances, Inc.	57,632	7,070,870
Marsh & McLennan Companies, Inc.	128,600	12,866,430
Moody's Corp.	39,700	8,131,751
Roper Technologies, Inc.	24,800	8,843,680
S&P Global, Inc.	44,577	10,920,473

TOTAL UNITED STATES OF AMERICA		83,326,713

TOTAL COMMON STOCKS
(Cost $1,241,698,341)		1,518,029,113

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA
(Cost $9,383,513)	74,412	7,364,367

Investment Companies - 0.4%
United States of America - 0.4%
iShares MSCI Japan ETF
(Cost $6,197,788)	117,800	6,683,972

Money Market Funds - 0.3%
Fidelity Cash Central Fund 1.96% (d)	3,904,521	3,905,302
Fidelity Securities Lending Cash Central Fund 1.96% (d)(e)	611,229	611,290
TOTAL MONEY MARKET FUNDS
(Cost $4,516,173)		4,516,592
TOTAL INVESTMENT IN SECURITIES - 97.8%
(Cost $1,261,795,815)		1,536,594,044
NET OTHER ASSETS (LIABILITIES) - 2.2%		34,749,119
NET ASSETS - 100%		$1,571,343,163

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,534,747 or 2.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$467,035
Fidelity Securities Lending Cash Central Fund	259,500
Total	$726,535

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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